Schedule of Investments (unaudited) December 31, 2020	iShares® U.S. Oil & Gas Exploration & Production ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Oil & Gas Exploration & Production — 64.7%
Antero Resources Corp.(a)	172,517	$940,218
Apache Corp.	263,272	3,735,830
Bonanza Creek Energy Inc.(a)	12,138	234,628
Cabot Oil & Gas Corp.	278,023	4,526,214
Callon Petroleum Co.(a)(b)	27,726	364,874
Cimarex Energy Co.	71,129	2,668,049
CNX Resources Corp.(a)	156,651	1,691,831
Concho Resources Inc.	127,763	7,454,971
ConocoPhillips	625,497	25,013,625
Continental Resources Inc./OK	43,338	706,409
Devon Energy Corp.	266,821	4,218,440
Diamondback Energy Inc.	110,190	5,333,196
EOG Resources Inc.	341,692	17,040,180
EQT Corp.	192,259	2,443,612
Hess Corp.	146,763	7,747,619
Kosmos Energy Ltd.	283,069	665,212
Magnolia Oil & Gas Corp., Class A(a)(b)	84,341	595,447
Marathon Oil Corp.	550,644	3,672,796
Matador Resources Co.(a)(b)	76,599	923,784
Murphy Oil Corp.	100,747	1,219,039
Ovintiv Inc.	181,240	2,602,606
Parsley Energy Inc., Class A	213,169	3,027,000
PDC Energy Inc.(a)	69,522	1,427,287
Pioneer Natural Resources Co.	69,369	7,900,435
Range Resources Corp.(b)	178,864	1,198,389
SM Energy Co.	74,416	455,426
Southwestern Energy Co.(a)	450,642	1,342,913
WPX Energy Inc.(a)	281,735	2,296,140

		111,446,170

Oil & Gas Refining & Marketing — 28.2%
Clean Energy Fuels Corp.(a)	80,336	631,441
CVR Energy Inc.	20,373	303,558
Delek U.S. Holdings Inc.	43,231	694,722
HollyFrontier Corp.	103,959	2,687,340
Marathon Petroleum Corp.	381,083	15,761,593
New Fortress Energy Inc.	11,769	630,701

Security	Shares	Value

Oil & Gas Refining & Marketing (continued)
Par Pacific Holdings Inc.(a)	27,859	$389,469
PBF Energy Inc., Class A	67,113	476,502
Phillips 66	255,840	17,893,450
Valero Energy Corp.	135,008	7,637,402
World Fuel Services Corp.	44,308	1,380,637

		48,486,815

Oil & Gas Storage & Transportation — 7.0%
Cheniere Energy Inc.(a)	131,323	7,883,320
Targa Resources Corp.	159,725	4,213,545

		12,096,865

Total Common Stocks — 99.9% (Cost: $271,263,893)		172,029,850

Short-Term Investments

Money Market Funds — 1.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.18%(c)(d)(e)	2,330,069	2,331,467
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	117,000	117,000

		2,448,467

Total Short -Term Investments — 1.4% (Cost: $2,447,617)		2,448,467

Total Investments in Securities — 101.3% (Cost: $273,711,510)		174,478,317

Other Assets, Less Liabilities — (1.3)%		(2,318,857)

Net Assets — 100.0%		$172,159,460

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/20	Shares Held at 12/31/20	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$3,061,984	$—	$(735,496	)(a)	$5,075	$(96)	$2,331,467	2,330,069	$53,328	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares.	427,000	—	(310,000	)(a)	—	—	117,000	117,000	345		—

					$5,075	$(96)	$2,448,467		$53,673		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® U.S. Oil & Gas Exploration & Production ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P Select Sector Energy E-Mini Index	2	03/19/21	$78	$(7,547)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$172,029,850	$—	$—	$172,029,850
Money Market Funds	2,448,467	—	—	2,448,467

	$174,478,317	$—	$—	$174,478,317

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(7,547)	$—	$—	$(7,547)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

2